Other Income/(Expenses), net (Details Narrative) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other Income and Expenses [Abstract]
Fines and penalities paid by subsidiary			¥ 82.8
Loss contingency, damages paid, value	$ 1.4	¥ 10.0